RELATED PARTY TRANSACTIONS - Narrative (Details)		3 Months Ended	12 Months Ended
	Oct. 16, 2017 USD ($) $ / shares	Dec. 31, 2022 USD ($)	Dec. 31, 2022 USD ($) $ / MWh	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Disclosure of transactions between related parties [line items]
Management fee fixed component quarterly			$ 5,000,000
Base management fee			169,000,000	$ 175,000,000	$ 129,000,000
Management service costs			0	0	23,000,000
Borrowings		$ 13,715,000,000	13,715,000,000	13,512,000,000
Interest expense			1,032,000,000	900,000,000	$ 816,000,000
Sudsidiary
Disclosure of transactions between related parties [line items]
Fist distribution (in dollars per share) | $ / shares	$ 0.93
Second distribution (in dollars per share) | $ / shares	1.05
Additional distribution (in dollars per share) | $ / shares	$ 0.12
Proceeds from sales of investments accounted for using equity method		$ 288,000,000
Transfer Of Carrying Value Of Assets And Liabilities			23,000,000
Sudsidiary | Incentive Distribution Right
Disclosure of transactions between related parties [line items]
Percentage distribution until further amount distributed	15.00%
Percentage distribution thereafter	25.00%
Share payments			$ 0	0
Sudsidiary | Class A
Disclosure of transactions between related parties [line items]
Percentage distribution until further amount distributed	85.00%
Percentage distribution thereafter	75.00%
TERP Brookfield Master Services Agreement | Sudsidiary
Disclosure of transactions between related parties [line items]
Management fee fixed component quarterly	$ 2,500,000
Percentage of quarterly market capitalization increase	0.3125%
Quarterly fixed fee component for the next four quarters	$ 3,000,000
Quarterly fixed fee component, thereafter	$ 3,750,000
TERP Brookfield Master Services Agreement | Sudsidiary | Top of range
Disclosure of transactions between related parties [line items]
Quarterly market capitalization increase (in dollars per share) | $ / shares	$ 9.52
Power purchase agreement GLHA
Disclosure of transactions between related parties [line items]
Power purchase agreement, term			20 years
Power purchase agreement GLHA | Brookfield Renewable
Disclosure of transactions between related parties [line items]
Electricity prices | $ / MWh			37
Annual increment as % of CPI		20.00%	20.00%
Secured Revolving Credit Facility | Brookfield Renewable
Disclosure of transactions between related parties [line items]
Borrowings	$ 500,000,000
Borrowings term	3 years
Standby fee rate	0.50%
Secured Revolving Credit Facility | LIBOR | Brookfield Renewable
Disclosure of transactions between related parties [line items]
Borrowings, interest rate	3.00%
Series 8 | Medium Term Notes
Disclosure of transactions between related parties [line items]
Borrowings		$ 400,000,000	$ 400,000,000
Unsecured Revolving Credit Facility
Disclosure of transactions between related parties [line items]
Interest expense			$ 0	$ 0